EQUITY (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of classes of share capital [abstract]
Disclosure of composition of share capital [Table Text Block]
	December 31, 2021		December 31, 2020
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of shares

Common Shares without par value	Unlimited	68,217,894	Unlimited	39,765,799

Disclosure of changes in issued and outstanding share capital [Table Text Block]
Number of shares

Balance as of January 1, 2020	36,435,837

Common Shares issued as a result of Warrants and Compensation options exercised	3,169,769
Common Shares issued as a result of options exercises	160,193

Balance as of December 31, 2020	39,765,799

Common Shares issued as a result of Warrants and Compensation options exercised	633,784
Common Shares issued as a result of options exercises	517,346
Purchase of treasury common shares	(101,649)
Common Shares issued related secondary transaction and business combinations	27,402,614

Balance as of December 31, 2021	68,217,894

Disclosure of detailed information about options, valuation assumptions [Table Text Block]
Year ended December 31,
	2021	2020

Exercise price (in CAD)	$4.5 - $10.12	$1.6 - $8.56
Dividend yield (%)	-	-
Expected life of share options (Years)	3-4	2.77 - 9
Volatility (%)	80.61-83.68	74.8 - 80.39
Annual risk-free rate (%)	0.52-0.77	0.25 – 0.37
Share price (in CAD)	$10.02	$1.48 – $8.56

Disclosure of restricted share units [Table Text Block]
Number of RSU

Outstanding at the beginning of the year	-

Granted during the year	550,000

Outstanding at the end of the year	550,000

Exercisable at the end of year	229,006

Disclosure of number and weighted average exercise prices of share options [Table Text Block]
	Year ended December 31, 2021
	Number of options	Weighted average exercise price
		in CAD

Options outstanding at the beginning of the year	3,154,870	2.2

Options granted during the year	2,964,265	6.2
Options exercised during the year	(517,346)	2.43
Options forfeited during the year	(158,544)	4.08

Options outstanding at the end of year	5,443,245	3.91

Options exercisable at the end of year	1,888,480	2

	Year ended December 31, 2020
	Number of options	Weighted average exercise price
		in CAD

Options outstanding at the beginning of the year	2,940,000	1.6

Options granted during the year	905,000	4.24
Options exercised during the year	(160,193)	1.8
Options forfeited during the year	(529,937)	1.8

Options outstanding at the end of year	3,154,870	2.2

Options exercisable at the end of year	1,328,770	1.8